UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                    March 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Phoenix Variable Advisors, Inc.

Address:          One American Row                  Hartford,  Connecticut 06115

Form 13F File Number: 028-10577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Beers

Title:         Secretary

Phone:         860-403-5050

Signature, Place, and Date of Signing:

/s/ John H. Beers                   Hartford, CT                 May 15, 2007
------------------                  [City, State]                   [Date]
[Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

       Form 13F File Number            Manager

       028-01983                       AIM Capital Management, Inc.
       028-02321                       Alliance Capital Management L.P.
       028-10469                       Lazard Asset Management LLC
       028-00290                       Northern Trust Investments, Inc.
       028-00869                       Fred Alger Management, Inc.
       028-05412                       Bennett Lawrence
       801-15757                       Morgan Stanley Investment Inc.

                              Form 13F Summary Page

                                 Report Summary:


Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $48,746,964.05

                                                             FORM 13F
                                        REPORTING MANAGER: PHOENIX VARIABLE ADVISORS, INC.
                                              FOR THE QUARTER ENDED MARCH 30, 2007

ITEM 1                          ITEM 2    ITEM 3     ITEM 4         ITEM 5                  ITEM 6    ITEM 7           ITEM 8
------                          ------    ------     ------         ------                  ------    ------           ------
                                                                                                                  VOTING AUTHORITY
                                                                                                                  ----------------
                                                         FAIR       SHARES OR
                                TITLE OF    CUSIP        MARKET     PRINCIPAL  SH/  PUT/    INVESTMENT   MANA-  SOLE  SHARED NONE
         NAME OF ISSUER          CLASS      NUMBER       VALUE       AMOUNT    PRN  CALL    DISCRETION   GERS    (A)   (B)   (C)
         --------------          -----      ------       -----       ------    ---  ----    ----------   ----    ---   ---   ---
ISHARES JAPAN IDX FD             COMMON   464286848   2,025,885.65   139,045  SH               139,045    1   139,045
ISHARES MSCI EMERGING MKT INDEX  COMMON   464287234   3,380,247.50    29,015  SH                29,015    1    29,015
ISHARES GS$ INVESTOP CORPORATE
 BOND FUND                       COMMON   464287242     734,185.47     6,843  SH                 6,843    1     6,843
ISHARES S&P LATIN AMERICAN 40
 INDEX FUND                      COMMON   464287390   1,048,756.80     5,880  SH                 5,880    1     5,880
ISHARES LEHMAN 20+ YEAR
 TREASURY BOND FUND              COMMON   464287432     374,925.16     4,247  SH                 4,247    1     4,247
ISHARES LEHMAN 7-10 YEAR
 TREASURY BOND FUND              COMMON   464287440     985,198.13    11,857  SH                11,857    1    11,857
ISHARES LEHMAN 1-3 YEAR
 TREASURY BOND FUND              COMMON   464287457   1,792,487.88    22,278  SH                22,278    1    22,278
ISHARES DJ U.S.
 TELECOMMUNICATIONS SECTOR
 INDEX FUND                      COMMON   464287713   1,747,076.80    56,140  SH                56,140    1    56,140
ISHARES S&P EUROPE 350
 Index Fund                      COMMON   464287861   8,591,903.70    79,305  SH                79,305    1    79,305
ISHARES LEHMAN 10-20 YEAR
 TREASURY BOND FUND              COMMON   464288653     460,473.20     4,570  SH                 4,570    1     4,570
ISHARES LEHMAN 3-7 YEAR
 TREASURY BOND FUND              COMMON   464288661   1,195,335.00    11,835  SH                11,835    1    11,835
ISHARES LEHMAN SHORT TREASURY
 BOND FUND                       COMMON   464288679   3,863,048.00    35,350  SH                35,350    1    35,350
MATERIALS SELECT SECTOR SPDR
 TRUST                           COMMON   81369Y100   1,742,204.80    45,920  SH                45,920    1    45,920
HEALTH CARE SELECT SECTOR SPDR
 FUND                            COMMON   81369Y209     598,156.80    17,760  SH                17,760    1    17,760
CONSUMER STAPLES SELECT SECTOR
 SPDR FUND                       COMMON   81369Y308   1,833,115.44    69,122  SH                69,122    1    69,122
CONSUMER DISCRETIONARY SELECT
 SECTOR SPDR FUND                COMMON   81369Y407   3,134,432.60    82,420  SH                82,420    1    82,420
ENERGY SELECT SECTOR SPDR FUND   COMMON   81369Y506   2,440,075.40    40,580  SH                40,580    1    40,580
FINANCIAL SELECT SECTOR SPDR
 FUND                            COMMON   81369Y605   4,924,127.28   138,786  SH               138,786    1   138,786
INDUSTRIAL SELECT SECTOR SPDR
 FUND                            COMMON   81369Y704   2,626,477.08    73,902  SH                73,902    1    73,902
TECHNOLOGY SELECT SECTOR SPDR
 FUND                            COMMON   81369Y803   3,704,918.36   158,873  SH               158,873    1   158,873
UTILITIES SELECT SECTOR INDEX    COMMON   81369Y886   1,543,933.00    38,890  SH                38,890    1    38,890
                                                    48,746,964.05